Financial risk management objectives and policies - Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Hedging Instruments to the Consolidated Financial Statements (Details) - CAD ($)
$ in Millions
12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Disclosure of detailed information about hedges [line items]
Loss (gain) from other comprehensive income	$ 1.0	$ (2.8)	$ 1.1
Foreign exchange risk | Cross currency swap | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Loss (gain) from other comprehensive income	$ 2.2	$ (2.0)	$ (2.0)